Note 7 - Loans Receivable, Net and Allowance for Loan Losses - Contractual Aging of the TDRs (Details) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	714,000	733,000
Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due	714,000	733,000
Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	536,000	551,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due	536,000	551,000
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | One-to-four Family Residential Non-owner Occupied Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Multi-family (Five Or More) Residential Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	133,000	133,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due	133,000	133,000
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Commercial Real Estate Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Construction Loans [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Construction Loans [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment	45,000	49,000
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due	45,000	49,000
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Real Estate Portfolio Segment [Member] | Home Equity Loan [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Commercial Portfolio Segment [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Commercial Portfolio Segment [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due
Commercial Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Commercial Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due
Consumer Portfolio Segment [Member]
Troubled debt restructurings, non-accrual
Troubled debt restructuring, recorded investment
Consumer Portfolio Segment [Member] | Financing Receivables, 1 to 29 Days Past Due [Member]
Troubled debt restructurings, past due
Consumer Portfolio Segment [Member] | Financing Receivables, 30 to 89 Days Past Due [Member]
Troubled debt restructurings, past due
Consumer Portfolio Segment [Member] | Financing Receivables, Equal to Greater than 90 Days Past Due [Member]
Troubled debt restructurings, past due